Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments not Reported at Fair Value

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2017	2018	Liability derivatives	2017	2018
Interest rate contracts	Prepaid expenses and other current assets	43	12	Current liabilities: Other	497	160
Interest rate contracts	Other assets: Other	95	286	Liabilities: Other	13,713	10,281
Foreign exchange contracts	Prepaid expenses and other current assets	—	48	Current liabilities: Other	31	1,535

		138	346		14,241	11,976

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2017	2018	Liability derivatives	2017	2018
Interest rate contracts	Prepaid expenses and other current assets	3	12	Current liabilities: Other	221	299
Interest rate contracts	Other assets: Other	1,599	1,871	Liabilities: Other	4,374	3,612
Foreign exchange contracts	Prepaid expenses and other current assets	24,382	34,737	Current liabilities: Other	14,475	17,149
Foreign exchange contracts	Other assets: Other	157	366	Liabilities: Other	620	1,281
Equity contracts	Prepaid expenses and other current assets	981	2,194	Current liabilities: Other	519	1,407

		27,122	39,180		20,209	23,748

Total derivatives		27,260	39,526		34,450	35,724

Effects of Derivative Instruments on Consolidated Statements of Income

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2016, 2017 and 2018.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2016	2017	2018
Interest rate contracts	Financial services revenue	(8,300)	1,967	(52)
Foreign exchange contracts	Foreign exchange loss, net	3	(31)	—

Total		(8,297)	1,936	(52)

	Yen in millions
Derivatives under cash flow hedging relationships	Location of gain or (loss) recognized in income on derivative	Fiscal year ended March 31
		2016	2017	2018
		Amount of gain or (loss) recognized in OCI on derivative
Foreign exchange contracts	—	1,914	6,715	(2,295)

Total		1,914	6,715	(2,295)

		Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)
Foreign exchange contracts	Foreign exchange loss, net	(8)	—	—
Foreign exchange contracts	Cost of sales	(3,104)	(5,583)	1,111

Total		(3,112)	(5,583)	1,111

Derivatives not designated as hedging instruments	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2016	2017	2018
Interest rate contracts	Financial services revenue	(5,499)	(935)	(1,544)
Foreign exchange contracts	Financial services revenue	4,166	(5,365)	2,013
Foreign exchange contracts	Foreign exchange loss, net	(14,501)	12,339	21,370
Equity contracts	Financial services revenue	3,267	(18,597)	(11,665)

Total		(12,567)	(12,558)	10,174

Summary of Derivatives Additional Information Including Notional Amounts

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2017		March 31, 2018
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,062,933	3,011	1,105,393	7,071
Currency option contracts purchased	212	1	206	1
Currency option contracts written	214	(1)	156	(1)
Currency swap agreements	1,439,395	4,074	1,230,254	4,613
Other currency contracts	64,944	2,328	84,623	3,502
Interest rate contracts:
Interest rate swap agreements	415,719	(17,065)	398,291	(12,171)
Equity contracts:
Equity future contracts	96,016	462	106,876	787

Summary of Effects of Offsetting Derivative Assets, Derivative Liabilities, Financial Assets and Financial Liabilities

Presented below are the effects of offsetting derivative assets, derivative liabilities, financial assets and financial liabilities as of March 31, 2017 and 2018.

	Yen in millions
	As of March 31, 2017
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	11,554	6,584	277	4,693
Derivative assets not subject to master netting agreements	15,706			15,706

Total assets	27,260	6,584	277	20,399

Derivative liabilities subject to master netting agreements	33,261	6,644	18,631	7,986
Derivative liabilities not subject to master netting agreements	1,189			1,189
Repurchase, securities lending and similar arrangements	310,609	309,987	—	622

Total liabilities	345,059	316,631	18,631	9,797

	Yen in millions
	As of March 31, 2018
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	15,404	7,724	449	7,231
Derivative assets not subject to master netting agreements	24,122			24,122

Total assets	39,526	7,724	449	31,353

Derivative liabilities subject to master netting agreements	34,455	8,326	14,334	11,795
Derivative liabilities not subject to master netting agreements	1,269			1,269
Repurchase, securities lending and similar arrangements	335,586	334,246	—	1,340

Total liabilities	371,310	342,572	14,334	14,404